Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operating activities	¥ 14,730,306	¥ 12,995,271	¥ 11,344,711
Income tax paid	(10,275,005)	(8,007,799)	(4,223,429)
Net cash generated from/(used in) operating activities	4,455,301	4,987,472	7,121,282
Cash flows from investing activities
Proceeds from sale of investment assets	99,031,093	132,430,620	151,232,710
Proceeds from sale of property and equipment	19,655	5	3,055
Interest received on investment assets	1,725,499	1,455,115	1,238,619
Payment for acquisition of investment assets	(97,732,903)	(128,591,697)	(166,531,308)
Securities purchases under agreements to resell, net	5,527,177	(4,827,170)	(700,007)
Payment for property and equipment and other long-term assets	(122,843)	(153,051)	(206,496)
Payment for acquisition of subsidiary, net of cash acquired	0	0	(40,323)
Net cash generated from/(used in) investing activities	8,447,678	313,822	(15,003,750)
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	15,938	22,333	18,907,992
Including: Proceeds from capital contribution from the non-controlling shareholder of a subsidiaries	15,938	22,333	1,564,252
Proceeds from exercise of share-based payment	95,911	43,456	0
Proceeds from borrowings	9,046,338	7,262,435	10,589,599
Repayment of borrowings	(5,794,772)	(1,802,187)	(2,875,672)
Redemption of convertible promissory note payable	(3,747,386)	0	0
Payment for lease liabilities	(604,172)	(663,160)	(596,575)
Payment for interest expenses	(1,213,186)	(867,715)	(1,151,421)
Payment for dividend declared	(7,717,474)	0	0
Payment for acquisition of non-controlling interests of subsidiary	0	(4,735)	0
Payment for repurchase of ordinary shares	0	(6,438,455)	0
Net cash generated from/(used in) financing activities	(9,918,803)	(2,448,028)	24,873,923
Effect of exchange rate changes on cash and cash equivalents	57,025	(142,607)	(517,865)
Net increase in cash and cash equivalents	3,041,201	2,710,659	16,473,590
Add: Cash and cash equivalents at the beginning of the year	26,496,310	23,785,651	7,312,061
Cash and cash equivalents at the end of the year	¥ 29,537,511	¥ 26,496,310	¥ 23,785,651